Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Accrued Expenses
Marketing Funds Accruals	$ 3,762	$ 2,738	$ 1,294
Payroll and Payroll Tax Accruals	2,214	3,904	6,833
Accruals for Other Expenses	3,829	4,931	5,428
Total Accrued Expenses	$ 9,805	$ 11,573	$ 13,555